Debt Instruments - FV through profit or loss (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	$ 466,396	$ 513,568
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
UDI equivalent (in pesos)	7.64680	7.10823
US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	$ 69,290	$ 113,155
US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets		27,056
Financial assets at fair value through profit or loss category | Debt instruments
Financial assets
Financial assets	130,249	110,975
Financial assets at fair value through profit or loss category | Federal Treasury Securities (CETES)
Financial assets
Financial assets	9,210	10,311
Financial assets at fair value through profit or loss category | United Mexican States Bonds (UMS)
Financial assets
Financial assets	62	168
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets	51,817	26,132
Financial assets at fair value through profit or loss category | M and M10 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	15,294	16,652
Financial assets at fair value through profit or loss category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	3,463	14,161
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	7,587	8,232
Financial assets at fair value through profit or loss category | US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	34,324	13,328
Financial assets at fair value through profit or loss category | US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets		11,495
Financial assets at fair value through profit or loss category | Debt securities, Other than government debt securities
Financial assets
Financial assets	$ 8,492	$ 10,496